Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 19,966	¥ 6,119
Accumulated benefit obligations	19,708	5,882
Fair value of plan assets	¥ 7,014	¥ 563